Other financial assets and liabilities - Liabilities related to the concession grant (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,197
Addition	849
Present value adjustment	308
Disbursements	(384)
Other Provision, Ending	2,970
Current liabilities	416	$ 760
Non-current liabilities	2,554	1,437
Liabilities	2,970	2,197
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	586
Addition	440
Present value adjustment	148
Disbursements	(220)
Other Provision, Ending	954
Liabilities	$ 954	$ 586
Discount rate	11.04%	11.04%
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 1,611
Addition	409
Present value adjustment	160
Disbursements	(164)
Other Provision, Ending	2,016
Liabilities	$ 2,016	$ 1,611
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.08%	5.11%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.23%	5.75%